SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements are prepared on the modified cash basis of accounting, which is a basis of accounting other than U.S. generally accepted accounting principles (“GAAP”), and is an acceptable method of reporting under Department of Labor Regulations. The modified cash basis of accounting utilizes the cash basis of accounting while carrying investments at fair value and recording investment income and interest income on notes receivable from participants on the accrual basis. All other transactions are recorded on the cash basis.

Use of Estimates
Use of Estimates
The preparation of financial statements requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid by the Plan.
Valuation and Description of Investments
Valuation and Description of Investments
Investments are reported at fair value (except for the fully benefit-responsive investment contract, which is reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians and insurance company. See Note 3 for a discussion of fair value investments.
Mutual funds and the Company's common stock are stated at fair value based on quoted market prices. Funds are also held in self-directed brokerage accounts, at the direction of the participant, which consist of mutual funds, common stock and money market accounts which are stated at fair value based on quoted market prices. The Company also offers participants a separate investment account, the MassMutual Diversified SAGIC II.
The Plan entered into a traditional fully benefit-responsive guaranteed investment contract with MassMutual in 2015. The MassMutual Diversified SAGIC II (also known as the MassMutual Diversified Bond Separate Account Guaranteed Interest Contract II), is a market value separate investment account (“SIA”) of MassMutual managed by Barings LLC (“Barings”) and offered under a MassMutual group annuity contract that provides a MassMutual general account guarantee to pay a stated rate of return. This guaranteed rate of return smooths out the daily fluctuations in the bond market. The SIA offers these stable value features: guarantee of principal backed by MassMutual and a fixed crediting rate periodically reset from the SIA’s investment experience and plan level cash flow and fees; full liquidity at book value for participant-directed benefit payments and transfers to "non-competing investments" (defined as certain fixed-income investments and self-directed brokerage accounts); and smooths impact of market fluctuations on participant account balance through fixed crediting rate process. An additional level of security is that assets in the SIA are insulated from the general obligations of MassMutual. The SIA invests in a diversified portfolio of primarily investment-grade fixed income securities (with a potential of up to 25% of assets in below investment-grade debt securities) including but not limited to corporate, U.S. government and agency, foreign issuer and private placement bonds, and mortgage-backed and other asset-backed securities. The credit quality of the portfolio has historically averaged an “A,” and the average credit quality of the portfolio will not be less than an A-/A3. The crediting rate is determined for each individual plan contract based on anticipated market returns in the SIA and the book value account and market value account differential, in addition to any plan-specific contract charges. All bona-fide participant-initiated withdrawals, including benefit payments, loans and transfers to other non-competing investment options, are paid at book value. Transfers to competing fixed income investments are not allowed.
Employer-initiated events, such as layoffs, sale of a business unit, or company merger are considered market value events and are subject to contract discontinuance provisions. The SAGIC average crediting rate was 3.37% for the year ended December 31, 2025 and 3.54% for the year ended December 31, 2024. The crediting rate is based on a formula established by the contract issuer but may not be less than 0%. The crediting rate is reviewed on a quarterly basis for resetting.
Contract value, as reported to the Plan by the fund managers, represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
The Plan's ability to receive amounts due is dependent on the issuer's ability to meet its financial obligations. The issuer's ability to meet its contractual obligations may be affected by future economic and regulatory developments.
Certain events limit the ability of the Plan to transact at contract value with the issuers. Such events include the following: (1) amendments to the Plan documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plan's prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan sponsor or other events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA, or (5) premature termination of the contract. No events are probable that might limit the ability of the Plan to transact at contract value with the contract issuers and limit the ability of the Plan to transact at contract value with the participants.
In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Such events include (1) an uncured violation of the Plan’s investment guidelines, (2) a breach of material obligation under the contract, (3) a material misrepresentation, and (4) a material amendment to the agreement without the consent of the issuer.
The guaranteed investment contract does not permit the insurance company to terminate the agreement prior to the scheduled maturity date.
Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation in fair value of investments includes the change in the fair value of assets from one period to the next and realized gains and losses.
The preceding methods described may produce a value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the value of certain financial instruments could result in a different fair value measurement at the reporting date.

Contributions	Contributions Contributions from the Plan participants and the matching contributions from the employer are recorded on the cash basis.
Subsequent Events	Subsequent Events The Plan has evaluated the effects of events that have occurred subsequent to December 31, 2025 through the filing date of this Form 11-K and have identified no subsequent events.